Interim Consolidated Statement of Changes in Equity - CAD ($) $ in Millions	Total	Schwab [member]	Issued capital [member] Common shares [member]	Issued capital [member] Preferred shares and other equity instruments [member]	Treasury shares [member] Common shares [member]	Treasury shares [member] Preferred shares and other equity instruments [member]	Contributed Surplus [Member]	Retained earnings [member]	Retained earnings [member] Common shares [member]	Retained earnings [member] Preferred shares and other equity instruments [member]	Accumulated other comprehensive income [member]	Accumulated other comprehensive income [member] Schwab [member]	Accumulated other comprehensive income [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	Accumulated other comprehensive income [member] Reserve of exchange differences on translation [member]	Accumulated other comprehensive income [member] Reserve of cash flow hedges [member]	Accumulated other comprehensive income [member] Financial Assets At Fair Value Through Other Comprehensive Income [Member]	Accumulated other comprehensive income [member] Equity Securities At Fair Value Through Other Comprehensive Income [Member]	Equity attributable to owners of parent [member]
Balance at beginning of period at Oct. 31, 2021			$ 23,066	$ 5,700	$ (152)	$ (10)	$ 173	$ 63,944					$ 14	$ 5,230	$ 1,930	$ 510	$ 181
Disclosure of classes of share capital [line items]
Net premium (discount) on sale of treasury instruments							5
Issuance of stock options, net of options exercised			90				8
Shares issued as a result of dividend reinvestment plan			236
Purchase of shares for cancellation and other			(265)
Issue of shares and other equity instruments				850
Purchase of shares					(6,024)
Purchase of shares and other equity instruments						(90)
Sale of shares and other equity instruments						87
Sale of shares					5,933
Other							(32)
Net income attributable to equity instrument holders								7,544
Preferred dividends and distributions on other equity instruments									$ (3,225)	$ (109)
Net premium on repurchase of common shares and redemption of preferred shares and other equity instruments (Note 13)								(1,930)
Share and other equity instrument issue expenses								(3)
Remeasurement gain/(loss) on employee benefit plans	$ 828							828
Realized gain/(loss) on equity securities designated at fair value through other comprehensive income								(3)
Other comprehensive income (loss)	(790)															(789)
Allowance for credit losses	(1)															(1)
Other comprehensive income (loss)																	187
Reclassification of loss/(gain) to retained earnings																	3
Other comprehensive income (loss)	(11)												(11)
Other comprehensive income (loss)	2,594													2,594
Other comprehensive income (loss)	(4,210)														(4,210)
Share of accumulated other comprehensive income (loss) from investment in Schwab		$ (2,079)										$ (2,847)
Balance at end of period at Apr. 30, 2022			23,127	6,550	(243)	(13)	154	67,046			$ 2,791		3	7,824	(2,280)	(280)	371	$ 99,412
Balance at beginning of period at Jan. 31, 2022			23,170	5,700	(188)	(6)	148	65,621					2	6,821	1,324	305	245
Disclosure of classes of share capital [line items]
Net premium (discount) on sale of treasury instruments							(3)
Issuance of stock options, net of options exercised			14				5
Shares issued as a result of dividend reinvestment plan			114
Purchase of shares for cancellation and other			(171)
Issue of shares and other equity instruments				850
Purchase of shares					(3,088)
Purchase of shares and other equity instruments						(61)
Sale of shares and other equity instruments						54
Sale of shares					3,033
Other							4
Net income attributable to equity instrument holders								3,811
Preferred dividends and distributions on other equity instruments									(1,603)	(66)
Net premium on repurchase of common shares and redemption of preferred shares and other equity instruments (Note 13)								(1,260)
Share and other equity instrument issue expenses								(3)
Remeasurement gain/(loss) on employee benefit plans	550							550
Realized gain/(loss) on equity securities designated at fair value through other comprehensive income								(4)
Other comprehensive income (loss)	(585)															(586)
Allowance for credit losses	1															1
Other comprehensive income (loss)																	122
Reclassification of loss/(gain) to retained earnings																	4
Other comprehensive income (loss)	1												1
Other comprehensive income (loss)	1,003													1,003
Other comprehensive income (loss)	(3,604)														(3,604)
Share of accumulated other comprehensive income (loss) from investment in Schwab		(1,682)										(2,847)
Balance at end of period at Apr. 30, 2022			23,127	6,550	(243)	(13)	154	67,046			2,791		3	7,824	(2,280)	(280)	371	99,412
Balance at beginning of period at Oct. 31, 2022	111,383		24,363	11,253	(91)	(7)	179	73,698					78	12,048	(5,717)	(476)	23
Disclosure of classes of share capital [line items]
Net premium (discount) on sale of treasury instruments							(8)
Issuance of stock options, net of options exercised			71				15
Shares issued as a result of dividend reinvestment plan			1,418
Purchase of shares for cancellation and other			0
Issue of shares and other equity instruments				0
Purchase of shares					(4,051)
Purchase of shares and other equity instruments						(326)
Sale of shares and other equity instruments						323
Sale of shares					4,043
Other							(25)
Net income attributable to equity instrument holders								4,933
Preferred dividends and distributions on other equity instruments									(3,500)	(293)
Remeasurement gain/(loss) on employee benefit plans	17							17
Realized gain/(loss) on equity securities designated at fair value through other comprehensive income								(6)
Other comprehensive income (loss)	285															286
Allowance for credit losses	(1)															(1)
Other comprehensive income (loss)																	(133)
Reclassification of loss/(gain) to retained earnings																	6
Other comprehensive income (loss)	(94)												(94)
Other comprehensive income (loss)	(744)													(744)
Other comprehensive income (loss)	2,100														2,100
Share of accumulated other comprehensive income (loss) from investment in Schwab		700										(3,268)
Balance at end of period at Apr. 30, 2023	116,114		25,852	11,253	(99)	(10)	161	74,849			4,108		(16)	11,304	(3,617)	(191)	(104)	116,114
Balance at beginning of period at Jan. 31, 2023			25,094	11,253	(103)	(9)	185	73,501					(99)	10,008	(3,992)	(305)	32
Disclosure of classes of share capital [line items]
Net premium (discount) on sale of treasury instruments							(11)
Issuance of stock options, net of options exercised			45				5
Shares issued as a result of dividend reinvestment plan			713
Purchase of shares for cancellation and other			0
Issue of shares and other equity instruments				0
Purchase of shares					(2,235)
Purchase of shares and other equity instruments						(185)
Sale of shares and other equity instruments						184
Sale of shares					2,239
Other							(18)
Net income attributable to equity instrument holders								3,351
Preferred dividends and distributions on other equity instruments									$ (1,754)	$ (210)
Remeasurement gain/(loss) on employee benefit plans	(35)							(35)
Realized gain/(loss) on equity securities designated at fair value through other comprehensive income								(4)
Other comprehensive income (loss)	114															114
Other comprehensive income (loss)																	(140)
Reclassification of loss/(gain) to retained earnings																	4
Other comprehensive income (loss)	83												83
Other comprehensive income (loss)	1,296													1,296
Other comprehensive income (loss)	375														375
Share of accumulated other comprehensive income (loss) from investment in Schwab		$ 453										$ (3,268)
Balance at end of period at Apr. 30, 2023	$ 116,114		$ 25,852	$ 11,253	$ (99)	$ (10)	$ 161	$ 74,849			$ 4,108		$ (16)	$ 11,304	$ (3,617)	$ (191)	$ (104)	$ 116,114